AMERICAFIRST QUANTITATIVE FUNDS

AmericaFirst Income Trends Fund

Incorporated herein by reference is the definitive version of the summary prospectus for the AmericaFirst Income Trends Fund, filed pursuant to Rule 497 (k) under the Securities Act of 1933, as amended, on October 9, 2013 (SEC Accession No. 0000910472-13-004229).